LONG-TERM DEBT - Noncurrent portion of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM DEBT
Total long-term debt, current and non current	$ 5,899.4	$ 6,375.0	$ 5,311.7
Less current portion	(44.9)	(56.6)	(19.1)
Long-term debt	$ 5,854.5	$ 6,318.4	$ 5,292.6